Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	HARRIS ASSOCIATES INVESTMENT TRUST
Central Index Key	0000872323
Amendment Flag	false
Document Creation Date	Jan. 25, 2019
Document Effective Date	Jan. 28, 2019
Prospectus Date	Jan. 28, 2019
Oakmark Fund | Investor Class
Prospectus:
Trading Symbol	OAKMX
Oakmark Fund | Service Class
Prospectus:
Trading Symbol	OARMX
Oakmark Fund | Advisor Class
Prospectus:
Trading Symbol	OAYMX
Oakmark Fund | Institutional Class
Prospectus:
Trading Symbol	OANMX
Oakmark Select Fund | Investor Class
Prospectus:
Trading Symbol	OAKLX
Oakmark Select Fund | Service Class
Prospectus:
Trading Symbol	OARLX
Oakmark Select Fund | Advisor Class
Prospectus:
Trading Symbol	OAYLX
Oakmark Select Fund | Institutional Class
Prospectus:
Trading Symbol	OANLX
Oakmark Equity and Income Fund | Investor Class
Prospectus:
Trading Symbol	OAKBX
Oakmark Equity and Income Fund | Service Class
Prospectus:
Trading Symbol	OARBX
Oakmark Equity and Income Fund | Advisor Class
Prospectus:
Trading Symbol	OAYBX
Oakmark Equity and Income Fund | Institutional Class
Prospectus:
Trading Symbol	OANBX
Oakmark Global Fund | Investor Class
Prospectus:
Trading Symbol	OAKGX
Oakmark Global Fund | Service Class
Prospectus:
Trading Symbol	OARGX
Oakmark Global Fund | Advisor Class
Prospectus:
Trading Symbol	OAYGX
Oakmark Global Fund | Institutional Class
Prospectus:
Trading Symbol	OANGX
Oakmark Global Select Fund | Investor Class
Prospectus:
Trading Symbol	OAKWX
Oakmark Global Select Fund | Service Class
Prospectus:
Trading Symbol	OARWX
Oakmark Global Select Fund | Advisor Class
Prospectus:
Trading Symbol	OAYWX
Oakmark Global Select Fund | Institutional Class
Prospectus:
Trading Symbol	OANWX
Oakmark International Fund | Investor Class
Prospectus:
Trading Symbol	OAKIX
Oakmark International Fund | Service Class
Prospectus:
Trading Symbol	OARIX
Oakmark International Fund | Institutional Class
Prospectus:
Trading Symbol	OANIX
Oakmark International Fund | Advisor Class
Prospectus:
Trading Symbol	OAYIX
Oakmark International Small Cap Fund | Investor Class
Prospectus:
Trading Symbol	OAKEX
Oakmark International Small Cap Fund | Service Class
Prospectus:
Trading Symbol	OAREX
Oakmark International Small Cap Fund | Advisor Class
Prospectus:
Trading Symbol	OAYEX
Oakmark International Small Cap Fund | Institutional Class
Prospectus:
Trading Symbol	OANEX